Stock-Based Compensation - Additional Information (Detail) - USD ($)					1 Months Ended	12 Months Ended
		Nov. 17, 2021	Nov. 16, 2021	Sep. 16, 2021	Sep. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total common stock reserved for future issuances	[1]					465,945,709
Share-based payment award, percentage of outstanding stock					1.00%
Number of shares authorised				20	20
Number of shares to be issued pursuant to awards granted				100	100
Aggregate intrinsic value of stock options exercised						$ 91,000,000.0	$ 5,300,000	$ 1,100,000
Options, grants in period, weighted average grant date fair value						$ 8.97
Stock options expiration period						10 years
Stock-based compensation			$ 0			$ 1,606,020,000	$ 476,000	$ 771,000
Number of share, Vested							0	0
Share price									$ 12.50
Vesting period				20 days
Unrecognized compensation expense						$ 500,000
Unrecognized stock-based compensation recognition period						2 years 4 months 24 days
Number of shares, Granted						1,664,251
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				30 days
Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price									$ 12.50
Earnout Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						5 years
Earnout Shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				30 days
Common Stock [Member] | Earnout Shares [Member] | Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price				$ 12.50	$ 12.50
Common Stock [Member] | Earnout Shares [Member] | Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price				15.00	15.00
Common Stock [Member] | Earnout Shares [Member] | Tranche Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price				17.50	17.50
Common Stock [Member] | Earnout Shares [Member] | Tranche Four [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price				$ 20.00	$ 20.00
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total common stock reserved for future issuances						168,321,952
Options, grants in period, weighted average grant date fair value						$ 13.53	$ 2.68	$ 1.78
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award						RSAs granted under the 2014 Plan are subject to a service-based vesting condition and generally vest in equal monthly installments over four years. RSUs granted under the 2014 Plan are subject to two vesting conditions: (i) a service-based vesting condition that is generally met over four years with 25% of the shares vesting on the first anniversary of the grant date with monthly vesting thereafter, and (ii) a performance-based vesting condition that is met through a liquidity event in the form of either a change of control or an initial public offering (“the performance condition”). RSUs granted under the 2021 Plan are subject to a service-based vesting condition only that is generally met over four years with 25% of the shares vesting on the first anniversary of the grant date with monthly vesting thereafter.
Share-based payment award, Plan modification terms						As a result of the Business Combination, on November 17, 2021 the Board of Directors modified the vesting terms of RSUsgranted under the 2014 Plan to allow 10% of the RSUs that met the service condition as of the closing of the Business Combination (the “10% RSUs”) to vest with respect to the performance condition, effective as of November 19, 2021, the date on which the Form S-8 registration statement covering such shares became effective. In addition, on November 17, 2021 the Board of Directors modified the vesting terms of the remaining RSUs granted under the 2014 Plan such that they will vest in full with respect to the performance condition on or before March 15, 2022 (the original service-based vesting condition is still applicable). As a result of these modifications, the performance condition for all RSUs granted under the 2014 Plan became probable of being met during the fourth quarter of 2021.
Incremental compensation expense						$ 1,492,200,000
Cash payment in plan modification						$ 76,500,000
Share-based payment award vesting rights, Description						RSUs granted to non-employee directors by adding a cash settlement feature to the awards which allowed the non-employee directors to elect to settle in cash up to 50% of their RSUs that were vested with respect to the service condition on or prior to December 31, 2021 (the “50% RSUs”). The director RSUs were subject to the same performance condition as all other RSUs granted under the 2014 Plan. In the fourth quarter of 2021, all directors elected to cash settle the 50% RSUs. As a result, the 50% RSUs are classified as liability awards and the liability is measured at fair value at the reporting date.
No of awards granted						133,307,479
Fair value of vested stock options						$ 1,149,500,000
Number of share, Vested						85,829,389
Restricted Stock Units | Accrued Expenses and Other Current Liabilities [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of liability						$ 26,600,000
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period, weighted average grant date fair value								$ 1.99
No of awards granted						0	0
Number of share, Vested						236,427
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted							0	0
Earnout RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental compensation expense		$ 173,500,000
Earnout RSAs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of vested stock options						$ 34,400,000
RSUs and Earnout RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense						$ 2,160,800,000
Unrecognized stock-based compensation recognition period						1 year 7 months 6 days
RSAs and Earnout RSAs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense						$ 400,000
Unrecognized stock-based compensation recognition period						1 year
2021 Incentive Award Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in period						200,440,957
Total common stock reserved for future issuances						200,569,979
Share-based payment award, percentage of outstanding stock					4.00%
Number of shares authorised				200,000,000	200,000,000
2021 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total common stock reserved for future issuances						20,000,000
Percentage of non-participation of combined voting power or value of all classes of stock				5.00%

[1]	Excludes unvested earnout shares which are restricted shares issued to equity holders of Old Ginkgo as part of the Business Combination (Note 3) and are recorded in equity as shares outstanding upon satisfying the vesting conditions.